UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-6324

Exact name of registrant as specified in charter:
Delaware Group Global & International Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2006

Item 1.  Reports to Stockholders
Semiannual Report                       Delaware
                                        International Value
                                        Equity Fund

                                        Delaware
                                        Emerging Markets Fund

                                        Delaware
                                        Global Value Fund

                                        May 31, 2006

                                        International mutual funds

[DELAWARE LOGO]                         [LOGO] POWERED BY RESEARCH (R)

Table of contents


> Disclosure of Fund expenses .............................................   1

> Country and sector allocations ..........................................   3

> Statements of net assets ................................................   6

> Statements of operations ................................................  13

> Statements of changes in net assets .....................................  14

> Financial highlights ....................................................  15

> Notes to financial statements ...........................................  28

> Other Fund information ..................................................  34

> About the organization ..................................................  37


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2005 to May 31, 2006

As a shareholder of a Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2005 to May 31, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses, shown in the appropriate table, reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Delaware International Value Equity Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                          Beginning        Ending                    Paid During
                           Account         Account     Annualized      Period
                            Value           Value       Expense      12/1/05 to
                           12/1/05         5/31/06       Ratio         5/31/06
________________________________________________________________________________

Actual Fund Return

Class A                   $1,000.00       $1,116.90       1.40%       $  7.39
Class B                    1,000.00        1,113.20       2.10%         11.06
Class C                    1,000.00        1,113.40       2.10%         11.06
Class R                    1,000.00        1,116.40       1.60%          8.44
Institutional Class        1,000.00        1,118.50       1.10%          5.81
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                   $1,000.00       $1,017.95       1.40%       $  7.04
Class B                    1,000.00        1,014.46       2.10%         10.55
Class C                    1,000.00        1,014.46       2.10%         10.55
Class R                    1,000.00        1,016.95       1.60%          8.05
Institutional Class        1,000.00        1,019.45       1.10%          5.54
________________________________________________________________________________


                                                                   (continues) 1

Disclosure of Fund expenses

For the period December 1, 2005 to May 31, 2006

Delaware Emerging Markets Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                          Beginning        Ending                    Paid During
                           Account         Account     Annualized      Period
                            Value           Value       Expense      12/1/05 to
                           12/1/05         5/31/06       Ratio         5/31/06
________________________________________________________________________________

Actual Fund Return

Class A                   $1,000.00       $1,082.10       1.89%        $ 9.81
Class B                    1,000.00        1,078.10       2.64%         13.68
Class C                    1,000.00        1,078.20       2.64%         13.68
Institutional Class        1,000.00        1,083.60       1.64%          8.52
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                   $1,000.00       $1,015.51       1.89%        $ 9.50
Class B                    1,000.00        1,011.77       2.64%         13.24
Class C                    1,000.00        1,011.77       2.64%         13.24
Institutional Class        1,000.00        1,016.75       1.64%          8.25
________________________________________________________________________________

Delaware Global Value Fund
Expense Analysis of an Investment of $1,000

                                                                      Expenses
                          Beginning        Ending                    Paid During
                           Account         Account     Annualized      Period
                            Value           Value       Expense      12/1/05 to
                           12/1/05         5/31/06       Ratio         5/31/06
________________________________________________________________________________

Actual Fund Return

Class A                   $1,000.00       $1,171.10       1.75%        $ 9.47
Class B                    1,000.00        1,167.30       2.50%         13.51
Class C                    1,000.00        1,167.10       2.50%         13.51
Institutional Class        1,000.00        1,172.40       1.50%          8.12
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                   $1,000.00       $1,016.21       1.75%        $ 8.80
Class B                    1,000.00        1,012.47       2.50%         12.54
Class C                    1,000.00        1,012.47       2.50%         12.54
Institutional Class        1,000.00        1,017.45       1.50%          7.54
________________________________________________________________________________

Delaware Global Value Fund(1)
Expense Analysis of an Investment of $1,000
                                                                      Expenses
                          Beginning        Ending                    Paid During
                           Account         Account     Annualized      Period
                            Value           Value       Expense      12/1/05 to
                           12/1/05         5/31/06       Ratio         5/31/06
________________________________________________________________________________

Actual Fund Return

Class A                   $1,000.00       $1,171.10       1.45%        $ 7.85
Class B                    1,000.00        1,167.30       2.20%         11.89
Class C                    1,000.00        1,167.10       2.20%         11.89
Institutional Class        1,000.00        1,172.40       1.20%          6.50
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                   $1,000.00       $1,017.70       1.45%        $ 7.29
Class B                    1,000.00        1,013.96       2.20%         11.05
Class C                    1,000.00        1,013.96       2.20%         11.05
Institutional Class        1,000.00        1,018.95       1.20%          6.04
________________________________________________________________________________

(1)Effective March 30, 2006, the Fund's investment advisory fee was reduced from 1.25% to 0.85% and the operating expense limitation was reduced from 1.68% to 1.20% of the Fund's average daily net assets. The expense analysis above reflects this reduction.

Country and sector allocations

Delaware International Value Equity Fund

As of May 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.


                                                                  Percentage
Country                                                          of Net Assets
________________________________________________________________________________

Common Stock                                                         100.67%

Australia                                                              5.02%
Belgium                                                                1.94%
Canada                                                                 5.92%
Denmark                                                                1.98%
Finland                                                                3.49%
France                                                                16.27%
Germany                                                                7.11%
Hong Kong                                                              1.61%
Japan                                                                 19.55%
Mexico                                                                 3.46%
Netherlands                                                            2.89%
Norway                                                                 1.76%
Republic of Korea                                                      2.05%
Sweden                                                                 2.08%
Switzerland                                                            2.05%
United Kingdom                                                        23.49%
________________________________________________________________________________

Total Market Value of Securities                                     100.67%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.67%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

                                                                  Percentage
Sector                                                           of Net Assets
________________________________________________________________________________

Consumer Discretionary                                                21.27%
Consumer Staples                                                       8.54%
Energy                                                                 3.51%
Financials                                                            23.95%
Health Care                                                           11.77%
Industrials                                                            7.05%
Information Technology                                                12.07%
Materials                                                              7.17%
Telecommunications Services                                            5.34%
________________________________________________________________________________

Total                                                                100.67%
________________________________________________________________________________

                                                                   (continues) 3

Country and sector allocations

Delaware Emerging Markets Fund

As of May 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                  Percentage
Country                                                          of Net Assets
________________________________________________________________________________

Common Stock                                                          88.37%

Brazil                                                                 9.18%
Chile                                                                  2.01%
China                                                                  5.59%
Czech Republic                                                         1.34%
Egypt                                                                  0.77%
Hungary                                                                2.17%
India                                                                  0.15%
Indonesia                                                              0.61%
Israel                                                                 3.36%
Malaysia                                                               9.42%
Mexico                                                                 6.54%
Morocco                                                                0.68%
Panama                                                                 0.67%
Philippines                                                            0.88%
Poland                                                                 2.09%
Republic of Korea                                                      9.04%
Russia                                                                 2.98%
South Africa                                                          10.84%
Taiwan                                                                12.41%
Thailand                                                               6.77%
Turkey                                                                 0.87%
________________________________________________________________________________

Preferred Stock                                                        8.03%

Brazil                                                                 4.80%
Republic of Korea                                                      3.23%
________________________________________________________________________________

Repurchase Agreements                                                  0.69%
________________________________________________________________________________

Total Market Value of Securities                                      97.09%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        2.91%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

                                                                  Percentage
Sector                                                           of Net Assets
________________________________________________________________________________

Consumer Discretionary                                                 8.59%
Consumer Staples                                                       6.74%
Energy                                                                 6.48%
Financials                                                            23.34%
Health Care                                                            0.67%
Industrials                                                            8.03%
Information Technology                                                 9.10%
Materials                                                              9.83%
Telecommunication Services                                            18.80%
Utilities                                                              4.82%
________________________________________________________________________________

Total                                                                 96.40%
________________________________________________________________________________

Delaware Global Value Fund

As of May 31, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                                  Percentage
Country                                                          of Net Assets
________________________________________________________________________________

Common Stock                                                          98.62%

Australia                                                              2.67%
Belgium                                                                1.04%
Canada                                                                 3.16%
Denmark                                                                1.06%
Finland                                                                1.84%
France                                                                 8.51%
Germany                                                                3.79%
Hong Kong                                                              0.86%
Japan                                                                 10.10%
Mexico                                                                 1.81%
Netherlands                                                            1.50%
Norway                                                                 0.95%
Republic of Korea                                                      0.95%
Sweden                                                                 1.10%
Switzerland                                                            1.06%
United Kingdom                                                        12.40%
United States                                                         45.82%
________________________________________________________________________________

Total Market Value of Securities                                      98.62%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                        1.38%
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

                                                                  Percentage
Sector                                                           of Net Assets
________________________________________________________________________________

Consumer Discretionary                                                15.91%
Consumer Staples                                                      10.89%
Energy                                                                 6.06%
Financials                                                            22.91%
Health Care                                                           14.36%
Industrials                                                            5.70%
Information Technology                                                11.84%
Materials                                                              5.39%
Telecommunications Services                                            5.56%
________________________________________________________________________________

Total                                                                 98.62%
________________________________________________________________________________

Statements of net assets

Delaware International Value Equity Fund

May 31, 2006 (Unaudited)

                                                Number of             Market
                                                  Shares           Value (U.S.$)
________________________________________________________________________________

Common Stock - 100.67% |
________________________________________________________________________________

Australia - 5.02%
     Coca-Cola Amatil                          4,338,048            $ 22,944,747
     Telstra                                   4,262,406              11,935,988
     Westpac Banking                           1,091,874              18,994,538
                                                                    ____________

                                                                      53,875,273
                                                                    ____________
Belgium - 1.94%
     Dexia                                       848,042              20,811,845
                                                                    ____________

                                                                      20,811,845
                                                                    ____________
Canada - 5.92%
     Alcan                                       289,480              14,992,360
     Canadian Pacific Railway                    445,057              22,867,983
   + CGI Group                                 3,880,889              25,718,750
                                                                    ____________

                                                                      63,579,093
                                                                    ____________
Denmark - 1.98%
     Novo Nordisk                                343,041              21,267,300
                                                                    ____________

                                                                      21,267,300
                                                                    ____________
Finland - 3.49%
     Nokia Oyj                                 1,233,188              26,450,669
     TietoEnator Oyj                             386,642              10,992,210
                                                                    ____________

                                                                      37,442,879
                                                                    ____________
France - 16.27%
     Arkema - Allotment Rights                   145,010                 514,770
     AXA                                         615,193              21,411,680
     Compagnie de Saint-Gobain                   333,962              23,405,787
     Compagnie Generale des
          Etablissements Michelin                327,180              21,426,084
     Lafarge                                     188,545              22,607,053
     Lagardere                                   283,515              22,401,679
     sanofi-aventis                              267,726              25,264,750
     Total                                       580,040              37,627,410
                                                                    ____________

                                                                     174,659,213
                                                                    ____________
Germany - 7.11%
     Bayerische Motoren Werke                    524,900              27,071,412
     Metro                                       507,333              28,789,923
     STADA Arzneimittel                          232,148               9,325,229
     Volkswagen                                  157,742              11,172,289
                                                                    ____________

                                                                      76,358,853
                                                                    ____________
Hong Kong - 1.61%
     Esprit Holdings                           2,150,579              17,289,747
                                                                    ____________

                                                                      17,289,747
                                                                    ____________
Japan - 19.55%
     Asahi Glass                               1,318,000              17,545,502
     Canon                                       351,539              24,610,710
     Fujitsu                                   3,093,000              22,945,859
     Honda Motor                                 266,200              17,554,606
     Kao                                         878,000              21,908,076
     Mitsubishi UFJ Financial Group                1,758              24,158,313
     Nissan Motor                              1,713,700              20,746,437
     Ono Pharmaceutical                          491,600              24,075,757
     Sony                                        263,600              11,898,478
     Terumo                                      686,200              24,447,114
                                                                    ____________

                                                                     209,890,852
                                                                    ____________

Mexico - 3.46%
     Cemex de C.V. ADR                           338,895              19,306,848
     Telefonos de Mexico de C.V. ADR             899,073              17,792,655
                                                                    ____________

                                                                      37,099,503
                                                                    ____________

Netherlands - 2.89%
     ING Groep                                   790,962              30,989,223
                                                                    ____________

                                                                      30,989,223
                                                                    ____________

Norway - 1.76%
     Tandberg                                  2,204,634              18,840,869
                                                                    ____________

                                                                      18,840,869
                                                                    ____________

Republic of Korea - 2.05%
     Kookmin Bank                                272,701              22,064,937
                                                                    ____________

                                                                      22,064,937
                                                                    ____________

Sweden - 2.08%
     Nordea Bank                               1,846,936              22,313,984
                                                                    ____________

                                                                      22,313,984
                                                                    ____________

Switzerland - 2.05%
     Novartis                                    396,760              22,002,440
                                                                    ____________

                                                                      22,002,440
                                                                    ____________

United Kingdom - 23.49%
   + British Airways                           3,315,845              21,169,510
     DSG International                         3,251,733              11,874,679
     Greggs                                       47,227               3,316,847
     HBOS                                      1,054,616              18,045,295
     Kesa Electricals                          4,498,207              24,925,925
     Rio Tinto                                   423,395              23,482,044
     Royal & Sun Alliance Insurance Group      8,131,755              19,552,364
     Royal Bank of Scotland Group                834,904              26,948,680
     Standard Chartered                          951,428              23,348,635
     Travis Perkins                              763,012              21,823,491
     Vodafone Group                           11,960,225              27,585,534
     WPP Group                                 2,440,228              30,121,686
                                                                    ____________

                                                                     252,194,690
                                                                    ____________

Total Common Stock (cost $1,131,568,858)                           1,080,680,701
                                                                    ____________
Total Market Value of Securities - 100.67%
     (cost $1,131,568,858)                                         1,080,680,701

Liabilities Net of Receivables and
     Other Assets - (0.67%)                                           (7,140,742)
                                                                    ____________
Net Assets Applicable to 74,257,372 Shares
     Outstanding - 100.00%                                        $1,073,539,959
                                                                    ____________

________________________________________________________________________________
________________________________________________________________________________

Net Asset Value - Delaware International Value Equity Fund
     Class A ($491,291,294 / 33,949,547 Shares)                           $14.47
                                                                          ______

Net Asset Value - Delaware International Value Equity Fund
     Class B ($40,232,223 / 2,815,951 Shares)                             $14.29
                                                                          ______

Net Asset Value - Delaware International Value Equity Fund
     Class C ($148,358,802 / 10,399,178 Shares)                           $14.27
                                                                          ______

Net Asset Value - Delaware International Value Equity Fund
     Class R ($4,485,405 / 311,150 Shares)                                $14.42
                                                                          ______

Net Asset Value - Delaware International Value Equity Fund
     Institutional Class ($389,172,235 / 26,781,546 Shares)               $14.53
                                                                          ______
Components of Net Assets at May 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                           $1,065,095,971
Undistributed net investment income                                   16,201,701
Accumulated net realized gain on investments                          43,122,126
Net unrealized depreciation of investments
     and foreign currencies                                          (50,879,839)
                                                                 _______________

Total net assets                                                  $1,073,539,959
                                                                 _______________
| Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in "Country and Sector Allocations."

+ Non-income producing security for the period ended May 31, 2006.

Summary of Abbreviations:

ADR - American Depositary Receipts
AUD - Australian Dollars
CAD - Canadian Dollars
GBP - British Pounds
KRW - South Korean Won
SEK - Swedish Kroner
USD - United States Dollar

Net Asset Value and Offering Price per Share -
     Delaware International Value Equity Fund

Net asset value Class A (A)                                               $14.47
Sales charge (5.75% of offering price) (B)                                  0.88
                                                                          ______

Offering price                                                            $15.35
                                                                          ______
(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.


The following foreign currency exchange contracts were outstanding at May 31, 2006:

Foreign Currency Exchange Contracts(1)

                                     In                             Unrealized
     Contracts to                 Exchange          Settlement     Appreciation
   Receive (Deliver)                 For              Date        (Depreciation)
____________________________   _________________   ___________    ______________

AUD      5,297,737              USD  (4,007,738)     6/01/06          $(20,926)
CAD       (567,948)             USD     516,504      6/02/06               914
GBP     (2,416,592)             USD   4,499,382      6/01/06           (19,282)
KRW (2,728,473,701)             USD   2,877,226      6/01/06            (7,917)
SEK        (32,037)             USD   4,418,375      6/01/06           (14,827)
                                                                      ________

                                                                      $(62,038)
                                                                      ________

(1)See Note 7 in "Notes to Financial Statements."

See accompanying notes


                                                                   (continues) 7

Statements of net assets

Delaware Emerging Markets Fund*

May 31, 2006 (Unaudited)

                                                 Number of            Market
                                                  Shares          Value (U.S.$)
________________________________________________________________________________

Common Stock - 88.37%|
________________________________________________________________________________

Brazil - 9.18%
     AES Tiete                               268,100,000            $  5,795,597
     Companhia de Concessoes
          Rodoviarias                          2,268,800              17,022,132
     Companhia Siderurgica Nacional              454,000              13,467,849
     Companhia Vale do Rio Doce ADR              249,459               9,731,396
     CPFL Energia                                390,159               4,840,502
     + CPFL Energia ADR                        129,400               4,799,446
     Petroleo Brasiliero ADR                     455,700              34,797,252
     Votorantim Celulose e Papel ADR           1,874,658              26,676,383
                                                                    ____________

                                                                     117,130,557
                                                                    ____________
Chile - 2.01%
     Banco Santander ADR                         475,244              19,271,144
  +# Inversiones Aguas
          Metropolitanas 144A ADR                308,000               6,373,814
                                                                    ____________

                                                                      25,644,958
                                                                    ____________
] China - 5.59%
     China Merchants Holdings
          International                        2,260,000               6,714,703
     China Shipping Development                1,234,000                 898,692
     China Telecom                            58,258,000              18,961,138
     Fountain Set Holdings                    17,232,000               6,163,765
     Guangshen Railway                        16,682,000               6,182,062
     Texwinca                                 18,072,000              12,462,565
     TPV Technology                            7,642,000               7,486,314
     Zhejiang Expressway                      23,072,000              12,490,561
                                                                    ____________

                                                                      71,359,800
                                                                    ____________
Czech Republic - 1.34%
     Komercni Banka                               92,434              12,964,889
     Philip Morris                                 7,384               4,099,582
                                                                    ____________

                                                                      17,064,471
                                                                    ____________
Egypt - 0.77%
     MobiNil-Egyptian Mobile Services            377,981               9,836,851
                                                                    ____________

                                                                       9,836,851
                                                                    ____________
Hungary - 2.17%
     Magyar Telekom                            2,903,165              11,979,690
     OTP Bank                                    473,196              15,720,106
                                                                    ____________
                                                                      27,699,796
                                                                    ____________
India - 0.15%
     Hero Honda Motors                           115,903               1,927,837
                                                                    ____________

                                                                       1,927,837
                                                                    ____________
Indonesia - 0.61%
     Telekomunikasi Indonesia                 10,274,500               7,826,626
                                                                    ____________

                                                                       7,826,626
                                                                    ____________
Israel - 3.36%
     Bank Hapoalim                             5,333,255              24,879,878
     Bezeq Israeli Telecommunication           8,369,817              10,268,431
     Israel Chemicals                          1,826,305               7,732,421
                                                                    ____________

                                                                      42,880,730
                                                                    ____________
Malaysia - 9.42%
     Hong Leong Bank                          11,858,100              16,818,842
     Maxis Communications                     14,421,800              35,150,902
     MISC - Foreign                            8,281,600              18,588,554
     PLUS Expressways                         22,030,400              16,260,389
     Public Bank                               5,794,100              10,053,106
     Public Bank - Foreign                     2,883,700               5,043,100
     Tanjong                                   4,768,100              18,384,302
                                                                    ____________

                                                                     120,299,195
                                                                    ____________

Mexico - 6.54%
     Cemex de C.V. ADR                           295,045              16,808,714
   + Grupo Aeroportuario del
          Pacifico de C.V. ADR                   215,700               7,182,810
     Grupo Aeroportuario del
          Sureste de C.V. ADR                    198,100               6,769,077
     Grupo Modelo Series C                     4,838,200              17,271,671
     Grupo Televisa ADR                          803,400              14,774,526
     Kimberly-Clark de Mexico de C.V.          6,103,200              20,657,813
                                                                    ____________

                                                                      83,464,611
                                                                    ____________

Morocco - 0.68%
     Maroc Telecom                               652,909               8,660,213
                                                                    ____________

                                                                       8,660,213
                                                                    ____________
Panama - 0.67%
     Banco Latinoamericano Export                513,200               8,565,308
                                                                    ____________

                                                                       8,565,308
                                                                    ____________
Philippines - 0.88%
     Philippine Long Distance
          Telephone ADR                          297,300              11,196,318
                                                                    ____________

                                                                      11,196,318
                                                                    ____________
Poland - 2.09%
     Bank Pekao                                  280,707              15,881,325
     Telekomunikacja Polska                    1,722,043              10,778,517
                                                                    ____________

                                                                      26,659,842
                                                                    ____________
Republic of Korea - 9.04%
     GS Engineering & Construction               146,360              10,338,235
     Kookmin Bank                                240,320              19,444,906
     Korea Electric Power                        308,640              12,793,395
     Korea Gas                                   604,320              20,576,445
     KT                                          259,610              11,076,753
     KT ADR                                      822,279              18,131,252
     KT&G                                        238,360              14,013,793
     Samsung Electronics                          14,117               9,084,082
                                                                    ____________

                                                                     115,458,861
                                                                    ____________
Russia - 2.98%
     LUKOIL ADR                                  151,688              11,808,911
     Mobile Telesystems ADR                      428,100              12,843,000
     NovaTek OAO GDR                             344,669              13,338,690
                                                                    ____________

                                                                      37,990,601
                                                                    ____________

                                                 Number of            Market
                                                  Shares          Value (U.S.$)
________________________________________________________________________________

Common Stock (continued)|
________________________________________________________________________________

South Africa - 10.84%
     African Bank Investments                  4,411,271            $ 18,728,732
     Alexander Forbes                          5,829,312              12,115,014
     Aspen Pharmacare                          1,153,888               6,406,397
     Remgro                                    1,264,042              25,146,485
     Sasol                                       421,241              15,953,943
     Standard Bank Group                       2,153,804              24,986,324
     Steinhoff International                   4,719,022              15,040,513
     Telkom                                      632,643              13,452,976
     Tiger Brands                                287,416               6,517,459
                                                                  ______________

                                                                     138,347,843
                                                                  ______________
Taiwan - 12.41%
     Asustek Computer                          6,635,223              15,679,301
     Chunghwa Telecom                         16,402,000              30,720,151
     Chunghwa Telecom ADR                        345,196               7,073,066
     Lite-On Technology                        8,797,000              13,757,757
     Mega Financial Holding                   34,463,000              24,635,641
     Pihsiang Machinery Manufacturing          1,069,398               2,093,063
     President Chain Store                    10,309,299              21,497,151
     Synnex Technology International           7,694,800               8,671,213
     Taiwan Semiconductor
          Manufacturing                       18,313,000              34,342,496
                                                                  ______________

                                                                     158,469,839
                                                                  ______________
Thailand - 6.77%
     Advanced Info Service                     9,099,900              22,072,656
     Kasikornbank NVDR                         7,295,900              11,861,697
     Land & Houses NVDR                       88,821,900              15,721,721
     Siam Cement NVDR                          4,570,474              26,606,665
     Siam City Bank                           10,422,700               5,794,185
     Siam City Bank NVDR                       4,181,800               2,335,711
     Thai Union Frozen Products                1,791,215               1,326,913
     Thai Union Frozen Products NVDR             895,100                 639,609
                                                                  ______________

                                                                      86,359,157
                                                                  ______________
Turkey - 0.87%
     Tofas Turk Otomobil Fabrik                2,489,255               6,106,467
   + Vestel Elektronik Sanayi                1,934,770               5,016,753
                                                                  ______________

                                                                      11,123,220
                                                                  ______________
Total Common Stock
     (cost $1,012,373,540)                                         1,127,966,634
                                                                  ______________
________________________________________________________________________________

Preferred Stock - 8.03%
________________________________________________________________________________

Brazil - 4.80%
     AES Tiete                               268,100,000               6,330,058
     Companhia Cia Vale do Rio Doce            1,271,370              24,470,788
     Investimentos Itau                        6,223,974              23,684,745
     Ultrapar Participacoes                      453,385               6,862,043
                                                                  ______________

                                                                      61,347,634
                                                                  ______________
Republic of Korea - 3.23%
     Hyundai Motor                               296,750              14,026,386
     Samsung Electronics                          55,210              27,146,773
                                                                  ______________

                                                                      41,173,159
                                                                  ______________
Total Preferred Stock
     (cost $65,022,285)                                              102,520,793
                                                                  ______________

                                                 Principal
                                                  Amount
________________________________________________________________________________

Repurchase Agreements - 0.69%
________________________________________________________________________________

With BNP Paribas 4.88% 6/1/06
     (dated 5/31/06, to be repurchased
     at $5,501,746, collateralized by
     $2,055,000 U.S. Treasury Notes
     2.375% due 8/31/06, market
     value $2,053,949, $1,592,000
     U.S. Treasury Notes 2.75%
     due 7/31/06, market value
     $1,601,406, $1,219,000
     U.S. Treasury Notes 2.875%
     due 11/30/06, market value
     $1,205,952 and $703,000
     U.S. Treasury Notes 6.50%
     due 2/15/10, market
     value $752,771)                          $5,501,000               5,501,000
With Cantor Fitzgerald
     4.88% 6/1/06 (dated 5/31/06,
     to be repurchased at $3,246,440,
     collateralized by $1,411,000
     U.S. Treasury Notes 2.50%
     due 9/30/06, market value
     $1,406,433, $1,411,000
     U.S. Treasury Notes 3.50%
     due 11/15/06, market value
     $1,404,722 and $478,000
     U.S. Treasury Notes 6.00%
     due 8/15/09, market
     value $500,810)                           3,246,000               3,246,000
                                                                  ______________
Total Repurchase Agreements
     (cost $8,747,000)                                                 8,747,000
                                                                  ______________
Total Market Value of Securities - 97.09%
     (cost $1,086,142,825)                                         1,239,234,427
Receivables and Other Assets
     Net of Liabilities - 2.91%                                       37,122,710
                                                                  ______________
Net Assets Applicable to 70,301,466 Shares
     Outstanding - 100.00%                                        $1,276,357,137
                                                                  ______________

Net Asset Value - Delaware Emerging Markets Fund
     Class A ($704,116,396 / 38,678,268 Shares)                           $18.20
                                                                          ______
Net Asset Value - Delaware Emerging Markets Fund
     Class B ($36,871,111 / 2,061,953 Shares)                             $17.88
                                                                          ______
Net Asset Value - Delaware Emerging Markets Fund
     Class C ($208,636,417 / 11,679,932 Shares)                           $17.86
                                                                          ______
Net Asset Value - Delaware Emerging Markets Fund
     Institutional Class ($326,733,213 / 17,881,313 Shares)               $18.27
                                                                          ______


                                                                   (continues) 9

Statements of net assets

Delaware Emerging Markets Fund*

________________________________________________________________________________
________________________________________________________________________________

Components of Net Assets at May 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                           $1,012,977,411
Undistributed net investment income                                   10,861,803
Accumulated net realized gain on investments                          99,586,132
Net unrealized appreciation of investments
     and foreign currencies                                          152,931,791
                                                                  ______________

Total net assets                                                  $1,276,357,137
                                                                  ______________

* Fund closed to new investors.

+ Non-income producing security for the period ended May 31, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2006, the aggregate amount of Rule 144A securities equaled $6,373,814, which represented 0.50% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

| Securities have been classified by country of origin. Classification by type of business has been presented on page 4 in "Country and Sector Allocations."

] Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:

ADR - American Depositary Receipts
EUR - European Monetary Unit
GDR - Global Depositary Receipts
HKD - Hong Kong Dollar
NVDR - Non-Voting Depositary Receipts
THB - Thailand Baht
USD - United States Dollar
ZAR - South African Rand

Net Asset Value and Offering Price per Share -
     Delaware Emerging Markets Fund

Net asset value Class A (A)                                               $18.20
Sales charge (5.75% of offering price) (B)                                  1.11
                                                                          ______

Offering Price                                                            $19.31
                                                                          ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


The following foreign currency exchange contracts were outstanding at May 31, 2006:

Foreign Currency Exchange Contracts(1)

                                     In                             Unrealized
     Contracts to                 Exchange          Settlement     Appreciation
     to Deliver                      For              Date        (Depreciation)
____________________________   _________________   ___________    ______________

EUR     (120,009)               USD    154,163       6/2/06              $  365
HKD  (10,944,159)               USD  1,410,620       6/2/06                 (64)
THB   (8,073,490)               USD    211,348       6/2/06                (360)
THB   (7,701,757)               USD    201,617       6/5/06                (341)
ZAR  (29,015,335)               USD  4,414,120       6/1/06             106,810
ZAR   (6,699,400)               USD  1,023,982       6/2/06              29,460
ZAR   (4,037,092)               USD    606,945       6/6/06               7,798

                                                                        ________

                                                                        $143,668
                                                                        ________
(1)See Note 7 in "Notes to Financial Statements."

See accompanying notes

Delaware Global Value Fund

May 31, 2006 (Unaudited)

                                                 Number of           Market
                                                  Shares          Value (U.S.$)
________________________________________________________________________________

Common Stock - 98.62%|
________________________________________________________________________________

Australia - 2.67%
     Coca-Cola Amatil                             85,388               $ 451,633
     Telstra                                      80,119                 224,357
     Westpac Banking                              20,657                 359,355
                                                                    ____________

                                                                       1,035,345
                                                                    ____________
Belgium - 1.04%
     Dexia                                        16,518                 405,369
                                                                    ____________

                                                                         405,369
                                                                    ____________
Canada - 3.16%
     Alcan                                         5,781                 299,402
     Canadian Pacific Railway                      8,520                 437,776
   + CGI Group                                    73,503                 487,106
                                                                    ____________

                                                                       1,224,284
                                                                    ____________
Denmark - 1.06%
     Novo Nordisk                                  6,607                 409,610
                                                                    ____________

                                                                         409,610
                                                                    ____________
Finland - 1.84%
     Nokia Oyj                                    23,125                 496,008
     TietoEnator Oyj                               7,675                 218,200
                                                                    ____________

                                                                         714,208
                                                                    ____________
France - 8.51%
     Arkema - Allotment Rights                     2,725                   9,673
     AXA                                          11,562                 402,413
     Compagnie de Saint-Gobain                     6,277                 439,925
     Compagnie Generale des
          Etablissements Michelin                  6,277                 411,063
     Lafarge                                       3,610                 432,849
     Lagardere                                     5,451                 430,706
     sanofi-aventis                                4,955                 467,593
     Total                                        10,901                 707,152
                                                                    ____________

                                                                       3,301,374
                                                                    ____________
Germany - 3.79%
     Bayerische Motoren Werke                      9,802                 505,532
     Metro                                         9,993                 567,080
     STADA Arzneimittel                            4,503                 180,882
     Volkswagen                                    3,052                 216,162
                                                                    ____________

                                                                       1,469,656
                                                                    ____________
Hong Kong - 0.86%
     Esprit Holdings                              41,500                 333,642
                                                                    ____________

                                                                         333,642
                                                                    ____________
Japan - 10.10%
     Asahi Glass                                  25,000                 332,805
     Canon                                         6,700                 469,057
     Fujitsu                                      58,000                 430,281
     Honda Motor                                   4,900                 323,131
     Kao                                          16,000                 399,236
     Mitsubishi UFJ Financial Group                   33                 453,484
     Nissan Motor                                 32,200                 389,820
     Ono Pharmaceutical                            8,800                 430,974
     Sony                                          4,900                 221,178
     Terumo                                       13,200                 470,275
                                                                    ____________

                                                                       3,920,241
                                                                    ____________
Mexico - 1.81%
     Cemex de C.V.                                62,979                 358,056
     Telefonos de Mexico de C.V. ADR              17,359                 343,535
                                                                    ____________

                                                                         701,591
                                                                    ____________
Netherlands - 1.50%
     ING Groep                                    14,866                 582,437
                                                                    ____________

                                                                         582,437
                                                                    ____________
Norway - 0.95%
     Tandberg                                     42,946                 367,018
                                                                    ____________

                                                                         367,018
                                                                    ____________
Republic of Korea - 0.95%
     Kookmin Bank ADR                              4,600                 370,208
                                                                    ____________

                                                                         370,208
                                                                    ____________
Sweden - 1.10%
     Nordea Bank FDR                              35,476                 428,380
                                                                    ____________

                                                                         428,380
                                                                    ____________
Switzerland - 1.06%
     Novartis                                      7,433                 412,199
                                                                    ____________

                                                                         412,199
                                                                    ____________
United Kingdom - 12.40%
   + British Airways                              66,071                 421,820
     DSG International                            61,115                 223,180
     Greggs                                          937                  65,807
     HBOS                                         19,821                 339,153
     Kesa Electricals                             87,544                 485,108
     Rio Tinto                                     8,106                 449,569
     Royal & Sun Alliance Insurance Group        151,932                 365,312
     Royal Bank of Scotland Group                 15,692                 506,500
     Standard Chartered                           18,169                 445,879
     Travis Perkins                               14,866                 425,194
     Vodafone Group                              221,840                 511,661
     WPP Group                                    46,249                 570,888
                                                                    ____________

                                                                       4,810,071
                                                                    ____________
United States - 45.82%
     Abbott Laboratories                          13,500                 576,450
     Allstate                                      9,500                 522,595
     AON                                          13,000                 463,450
     AT&T                                         21,200                 552,472
     Baxter International                         14,000                 527,800
     Bristol-Myers Squibb                         21,700                 532,735
     Chevron                                       9,300                 556,047
     Chubb                                        10,600                 535,618
     ConAgra Foods                                23,800                 537,880
     ConocoPhillips                                8,400                 531,636
     Donnelley (R.R.) & Sons                      17,300                 556,714
     duPont (E.I.) deNemours                      12,700                 540,131
     Gap                                          29,800                 542,360
     Hartford Financial Services Group             6,200                 545,228
     Heinz (H.J.)                                 13,100                 554,785
     Hewlett-Packard                              16,800                 543,984
     Huntington Bancshares                        23,600                 555,072
     Intel                                        29,000                 522,580


                                                                  (continues) 11

Statements of net assets

Delaware Global Value Fund

                                                 Number of           Market
                                                  Shares          Value (U.S.$)
________________________________________________________________________________

Common Stock (continued)|
________________________________________________________________________________

United States (continued)
     International Business Machines               6,500              $ 519,350
     Kimberly-Clark                                9,200                558,164
     Limited Brands                               20,100                545,916
     Mattel                                       32,700                549,687
     Merck                                        16,100                535,969
     Morgan Stanley                                8,700                518,694
     Pfizer                                       22,200                525,252
     Progress Energy                              13,200                554,928
     Safeway                                      22,700                535,266
     Verizon Communications                       16,800                524,328
     Wachovia                                      9,600                513,600
     Washington Mutual                            12,600                578,466
     Waste Management                             15,800                578,595
     Wyeth                                        11,000                503,140
   + Xerox                                        39,400                540,962
                                                                   ____________

                                                                     17,779,854
                                                                   ____________

Total Common Stock
     (cost $38,684,225)                                              38,265,487
                                                                   ____________

Total Market Value of Securities - 98.62%
     (cost $38,684,225)                                              38,265,487
Receivables and Other Assets
     Net of Liabilities - 1.38%                                         536,610
                                                                   ____________

Net Assets Applicable to 3,282,349 Shares
     Outstanding - 100.00%                                          $38,802,097
                                                                   ____________

Net Asset Value - Delaware Global Value Fund
     Class A ($21,975,255 / 1,853,415 Shares)                            $11.86
                                                                         ______

Net Asset Value - Delaware Global Value Fund
     Class B ($4,563,411 / 388,741 Shares)                               $11.74
                                                                         ______

Net Asset Value - Delaware Global Value Fund
     Class C ($8,669,488 / 737,928 Shares)                               $11.75
                                                                         ______

Net Asset Value - Delaware Global Value Fund
     Institutional Class ($3,593,943 / 302,265 Shares)                   $11.89
                                                                         ______

Components of Net Assets at May 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                             $27,866,708
Undistributed net investment income                                      63,287
Accumulated net realized gain on investments                         11,289,742
Net unrealized depreciation of investments
     and foreign currencies                                            (417,640)
                                                                   ____________

Total net assets                                                    $38,802,097
                                                                   ____________

+ Non-income producing security for the period ended May 31, 2006.

| Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in "Country and Sector Allocations."

Summary of Abbreviations:

ADR - American Depositary Receipts
FDR - Finnish Depositary Receipts

Net Asset Value and Offering Price per Share -
     Delaware Global Value Fund

Net asset value Class A (A)                                               $11.86
Sales charge (5.75% of offering price) (B)                                  0.72
                                                                          ______
Offering price                                                            $12.58
                                                                          ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statements of operations

Delaware International Funds

Six Months Ended May 31, 2006 (Unaudited)

                                                                                   Delaware            Delaware       Delaware
                                                                                 International         Emerging        Global
                                                                                Value Equity Fund    Markets Fund    Value Fund
Investment Income:

     Dividends                                                                    $ 25,313,621      $ 32,580,822     $ 508,988
     Interest                                                                          553,901           364,878        23,448
     Securities lending income                                                         448,838                 -             -
     Foreign tax withheld                                                           (1,389,432)       (2,757,519)      (35,159)
                                                                                  ____________      ____________    __________

                                                                                    24,926,928        30,188,181       497,277
                                                                                  ____________      ____________    __________
Expenses:

     Management fees                                                                 4,355,352         8,340,515       213,337
     Dividend disbursing and transfer agent fees and expenses                          734,822         1,084,773        47,552
     Distribution expenses - Class A                                                   778,065         1,176,991        34,481
     Distribution expenses - Class B                                                   205,268           197,942        20,461
     Distribution expenses - Class C                                                   725,085         1,154,015        38,734
     Distribution expenses - Class R                                                    11,978                 -             -
     Custodian fees                                                                    234,603         1,311,240        15,073
     Accounting and administration expenses                                            212,476           277,098         7,753
     Registration fees                                                                  82,046            66,059        21,822
     Reports and statements to shareholders                                             69,119            91,805         5,192
     Legal and professional fees                                                        61,742            78,180         7,697
     Trustees' fees                                                                     32,900            43,455         1,112
     Insurance fees                                                                     17,740            30,459           427
     Taxes (other than taxes on income)                                                  8,200            18,288           557
     Pricing fees                                                                        2,392             3,280         3,621
     Other                                                                              20,476            26,337         2,230
                                                                                  ____________      ____________    __________

                                                                                     7,552,264        13,900,437       420,049
     Less expenses absorbed or waived                                                        -                 -       (36,522)
     Less waiver of distribution expenses-Class A                                            -          (196,165)       (5,747)
     Less waiver of distribution expenses-Class R                                       (1,996)                -             -
                                                                                  ____________      ____________    __________

     Total operating expenses                                                        7,550,268        13,704,272       377,780
                                                                                  ____________      ____________    __________

Net Investment Income                                                               17,376,660        16,483,909       119,497
                                                                                  ____________      ____________    __________

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:

     Net realized gain (loss) on:
          Investments                                                              310,349,939        99,882,617    11,531,675
          Foreign currencies                                                           470,460          (283,784)       18,332
                                                                                  ____________      ____________    __________

     Net realized gain                                                             310,820,399        99,598,833    11,550,007
     Net change in unrealized appreciation/depreciation of investments
          and foreign currencies                                                  (218,518,283)      (10,708,297)   (5,973,102)
                                                                                  ____________      ____________    __________

Net Realized and Unrealized Gain on Investments and Foreign Currencies              92,302,116        88,890,536     5,576,905
                                                                                  ____________      ____________    __________

Net Increase in Net Assets Resulting from Operations                              $109,678,776      $105,374,445    $5,696,402
                                                                                  ____________      ____________    __________

See accompanying notes


Statements of changes in net assets

Delaware International Funds

                                                      Delaware International          Delaware Emerging         Delaware Global
                                                          Value Equity Fund             Markets Fund               Value Fund
                                                     Six Months       Year          Six Months     Year        Six Months   Year
                                                       Ended          Ended           Ended        Ended         Ended      Ended
                                                     5/31/06         11/30/05         5/31/06     11/30/05      5/31/06    11/30/05
                                                    (Unaudited)                     (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets from Operations:

     Net investment income                          $ 17,376,660 $ 16,091,127   $ 16,483,909   $ 14,998,689   $ 119,497   $ 268,943
     Net realized gain on investments and
          foreign currencies                         310,820,399   37,475,802     99,598,833     61,984,856  11,550,007   4,040,370
     Net change in unrealized appreciation/depreciation
          of investments and foreign currencies     (218,518,283)  28,898,757    (10,708,297)   117,132,615  (5,973,102)   (647,870)
                                                  ______________ ____________ ______________ ______________ ___________ ___________

     Net increase in net assets resulting from
          operations                                 109,678,776   82,465,686    105,374,445    194,116,160   5,696,402   3,661,443
                                                  ______________ ____________ ______________ ______________ ___________ ___________

Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                    (10,789,266)  (1,210,935)   (10,866,115)    (1,434,353)   (415,353)    (24,813)
          Class B                                       (606,879)           -       (305,284)             -     (47,963)          -
          Class C                                     (2,077,536)           -     (1,785,327)             -     (86,200)          -
          Class R                                        (65,750)      (1,961)             -              -           -           -
          Institutional Class                         (7,217,663)  (1,191,998)    (4,816,480)      (573,636)   (106,140)     (2,590)

     Net realized gain on investments:
          Class A                                   (143,449,371)  (2,787,074)   (36,355,031)    (5,986,863) (2,368,209)   (752,142)
          Class B                                    (11,500,816)    (346,474)    (1,856,454)      (445,060)   (419,908)   (306,317)
          Class C                                    (41,580,289)    (652,080)   (10,856,721)    (1,567,428)   (754,672)   (199,972)
          Class R                                     (1,197,886)     (15,793)             -              -           -           -
          Institutional Class                       (103,749,586)  (1,600,367)   (13,983,329)    (1,776,421)   (541,472)    (31,399)
                                                  ______________ ____________ ______________ ______________ ___________ ___________

                                                    (322,235,042)  (7,806,682)   (80,824,741)   (11,783,761) (4,739,917) (1,317,233)
                                                  ______________ ____________ ______________ ______________ ___________ ___________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                    107,329,916  209,780,329     59,233,145    564,036,782   7,989,448  10,493,968
          Class B                                      5,393,268   10,254,637      1,557,315     19,284,278   1,019,498   2,974,904
          Class C                                     31,666,596   58,028,141     12,085,130    150,209,966   1,799,055   2,841,714
          Class R                                      1,922,028    1,789,318              -              -           -           -
          Institutional Class                        150,598,703  166,756,741     86,778,398    204,049,413     196,602   5,325,087

     Net asset value of shares issued upon reinvestment
          of dividends and distributions:
          Class A                                    140,809,062    3,705,324     41,055,914      6,392,451   2,257,775     696,858
          Class B                                     10,921,200      326,042      1,971,477        411,161     349,362     271,067
          Class C                                     39,125,079      608,518     11,594,628      1,489,250     795,406     190,516
          Class R                                        647,736       17,742              -              -           -           -
          Institutional Class                         95,646,732    1,688,530     15,229,642      2,096,901     118,337       2,785
                                                  ______________ ____________ ______________ ______________ ___________ ___________

                                                     584,060,320  452,955,322    229,505,649    947,970,202  14,525,483  22,796,899
                                                  ______________ ____________ ______________ ______________ ___________ ___________

Cost of shares repurchased:
          Class A                                   (126,468,845) (93,439,192)  (136,192,042)  (169,775,900) (9,451,480) (8,551,263)
          Class B                                     (6,549,203) (15,097,312)    (3,820,830)    (5,531,659)   (403,401) (6,864,351)
          Class C                                    (18,310,491) (13,648,545)   (31,642,075)   (22,070,997)   (559,277) (1,384,871)
          Class R                                       (301,153)    (485,784)             -              -           -
          Institutional Class                        (57,361,997) (91,392,568)   (34,363,296)   (44,796,531) (1,317,343) (1,581,255)
                                                  ______________ ____________ ______________ ______________  __________ ___________

                                                    (208,991,689)(214,063,401)  (206,018,243)  (242,175,087)(11,731,501)(18,381,740)
                                                  ______________ ____________ ______________ ______________ ___________ ___________

Increase in net assets derived from capital
     share transactions                              375,068,631  238,891,921     23,487,406    705,795,115   2,793,982   4,415,159
                                                  ______________ ____________ ______________ ______________ ___________ ___________

Net Increase in Net Assets                           162,512,365  313,550,925     48,037,110    888,127,514   3,750,467   6,759,369

Net Assets:

     Beginning of period                             911,027,594  597,476,669  1,228,320,027    340,192,513  35,051,630  28,292,261
                                                  ______________ ____________ ______________ ______________ ___________ ___________

     End of period                                $1,073,539,959 $911,027,594 $1,276,357,137 $1,228,320,027 $38,802,097 $35,051,630
                                                  ______________ ____________ ______________ ______________ ___________ ___________

     Undistributed net investment income            $ 16,201,701 $ 19,111,675   $ 10,861,803   $ 12,393,988    $ 63,287   $ 581,114
                                                  ______________ ____________ ______________ ______________ ___________ ___________

See accompanying notes


Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $18.130        $16.340      $13.350      $11.020      $12.360     $15.690

Income (loss) from investment operations:

Net investment income(2)                                    0.306          0.388        0.261        0.184        0.085       0.149
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                 1.713          1.610        2.891        2.626       (0.992)     (1.191)
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            2.019          1.998        3.152        2.810       (0.907)     (1.042)
                                                          _______        _______      _______      _______      _______     _______
Less dividends and distributions from:

Net investment income                                      (0.412)        (0.063)      (0.162)      (0.091)      (0.123)     (0.194)
Net realized gain on investments                           (5.267)        (0.145)           -       (0.389)      (0.310)     (2.094)
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (5.679)        (0.208)      (0.162)      (0.480)      (0.433)     (2.288)
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $14.470        $18.130      $16.340      $13.350      $11.020     $12.360
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                            11.69%         12.35%       23.83%       26.87%       (7.55%)     (8.33%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $491,291       $468,217     $308,751     $195,950      $88,499     $76,388
Ratio of expenses to average net assets                     1.40%          1.48%        1.70%        2.04%        2.13%       1.99%
Ratio of net investment income to average net assets        3.29%          2.24%        1.78%        1.60%        0.72%       1.12%
Portfolio turnover                                           208%            14%           7%          14%          23%         15%
____________________________________________________________________________________________________________________________________

(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes


                                                                  (continues) 15

Financial highlights

Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $17.910        $16.200      $13.250      $10.930      $12.250     $15.570

Income (loss) from investment operations:

Net investment income(2)                                    0.242          0.269        0.160        0.106        0.003       0.057
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                 1.697          1.586        2.873        2.613       (0.980)     (1.197)
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.939          1.855        3.033        2.719       (0.977)     (1.140)
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.292)             -       (0.083)      (0.010)      (0.033)     (0.086)
Net realized gain on investments                           (5.267)        (0.145)           -       (0.389)      (0.310)     (2.094)
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (5.559)        (0.145)      (0.083)      (0.399)      (0.343      (2.180)
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $14.290        $17.910      $16.200      $13.250      $10.930     $12.250
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                            11.32%         11.53%       23.00%       25.99%       (8.16%)     (9.04%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                   $40,232        $38,284      $38,962      $31,904      $24,006     $30,956
Ratio of expenses to average net assets                     2.10%          2.18%        2.40%        2.74%        2.83%       2.69%
Ratio of net investment income to average net assets        2.59%          1.54%        1.08%        0.90%        0.02%       0.42%
Portfolio turnover                                           208%            14%           7%          14%          23%         15%

____________________________________________________________________________________________________________________________________

(1)Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)The average shares outstanding method has been applied for per share information.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes


Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $17.890        $16.180      $13.240      $10.910      $12.240     $15.560

Income (loss) from investment operations:

Net investment income(2)                                    0.242          0.269        0.160        0.104        0.005       0.057
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       1.697          1.586        2.863        2.625       (0.992)     (1.197)
                                                          _______        _______      _______      _______      _______     ________

Total from investment operations                            1.939          1.855        3.023        2.729       (0.987)     (1.140)
                                                          _______        _______      _______      _______      _______     ________

Less dividends and distributions from:

Net investment income                                      (0.292)             -       (0.083)      (0.010)      (0.033)     (0.086)
Net realized gain on investments                           (5.267)        (0.145)           -       (0.389)      (0.310)     (2.094)
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (5.559)        (0.145)      (0.083)      (0.399)      (0.343)     (2.180)
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $14.270        $17.890      $16.180      $13.240      $10.910     $12.240
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                            11.34%         11.55%       22.94%       26.13%       (8.25%)     (9.04%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $148,359       $124,931      $70,169      $34,852      $13,604      $8,657
Ratio of expenses to average net assets                     2.10%          2.18%        2.40%        2.74%        2.83%       2.69%
Ratio of net investment income to average net assets        2.59%          1.54%        1.08%        0.90%        0.02%       0.42%
Portfolio turnover                                           208%            14%           7%          14%          23%         15%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.


See accompanying notes


                                                                  (continues) 17

Financial highlights

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                  Six Months           Year Ended          6/2/03(2)
                                                                                    Ended        _____________________         to
                                                                                  5/31/06(1)     11/30/05     11/30/04     11/30/03
                                                                                 (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                               $18.050        $16.270     $13.350       $11.480

Income from investment operations:

Net investment income(3)                                                             0.288          0.343       0.217         0.020
Net realized and unrealized gain on investments
   and foreign currencies                                                            1.717          1.600       2.879         1.850
                                                                                   _______        _______      ______        _______

Total from investment operations                                                     2.005          1.943       3.096         1.870
                                                                                   _______        _______      ______        _______


Less dividends and distributions from:

Net investment income                                                               (0.368)        (0.018)     (0.176)            -
Net realized gain on investments                                                    (5.267)        (0.145)          -             -
                                                                                   _______        _______      ______        _______

Total dividends and distributions                                                   (5.635)        (0.163)     (0.176)            -
                                                                                   _______        _______      ______        _______

Net asset value, end of period                                                     $14.420        $18.050     $16.270       $13.350
                                                                                   _______        _______      ______        _______

Total return(4)                                                                     11.64%         12.04%      23.43%        16.29%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                             $4,486         $3,097      $1,547          $346
Ratio of expenses to average net assets                                              1.60%          1.74%       2.00%         2.47%
Ratio of expenses to average net assets prior to expense limitation
   and expenses paid indirectly                                                      1.70%          1.78%       2.00%         2.47%
Ratio of net investment income to average net assets                                 3.09%          1.98%       1.48%         0.33%
Ratio of net investment income to average net assets prior to expense
   limitation and expenses paid indirectly                                           2.99%          1.94%       1.48%         0.33%
Portfolio turnover                                                                    208%            14%          7%           14%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $18.210        $16.410      $13.400      $11.060      $12.410     $15.760

Income (loss) from investment operations:

Net investment income(2)                                    0.334          0.439        0.305        0.218        0.120       0.189
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       1.718          1.614        2.902        2.637       (0.998)     (1.205)
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            2.052          2.053        3.207        2.855       (0.878)     (1.016)
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.465)        (0.108)      (0.197)      (0.126)      (0.162)     (0.240)
Net realized gain on investments                           (5.267)        (0.145)           -       (0.389)      (0.310)     (2.094)
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (5.732)        (0.253)      (0.197)      (0.515)       0.472)     (2.334)
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $14.530        $18.210      $16.410      $13.400      $11.060     $12.410
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                            11.85%         12.67%       24.21%       27.29%       (7.29%)     (8.14%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $389,172       $276,499     $178,048     $102,974      $56,127     $75,790
Ratio of expenses to average net assets                     1.10%          1.18%        1.40%        1.74%        1.83%       1.69%
Ratio of net investment income to average net assets        3.59%          2.54%        2.08%        1.90%        1.02%       1.42%
Portfolio turnover                                           208%            14%           7%          14%          23%         15%
____________________________________________________________________________________________________________________________________


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.



See accompanying notes


                                                                  (continues) 19

Financial highlights

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $17.950        $14.550      $10.890       $7.240       $6.920      $6.600

Income from investment operations:

Net investment income(2)                                    0.233          0.309        0.225        0.111        0.181       0.170
Net realized and unrealized gain on investments
   and foreign currencies                                   1.186          3.567        3.637        3.712        0.269       0.176
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.419          3.876        3.862        3.823        0.450       0.346

                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.269)        (0.092)      (0.202)      (0.173)      (0.130)     (0.026)
Net realized gain on investments                           (0.900)        (0.384)           -            -            -           -
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (1.169)        (0.476)      (0.202)      (0.173)      (0.130)     (0.026)
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $18.200        $17.950      $14.550      $10.890       $7.240      $6.920
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                             8.21%         27.42%       36.01%       54.01%        6.62%       5.09%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $704,116       $724,417     $209,870      $38,383       $8,202      $6,605
Ratio of expenses to average net assets                     1.89%          1.97%        1.91%        1.95%        1.95%       1.95%
Ratio of expenses to average net assets
   prior to expense limitation                              1.94%          2.02%        2.12%        2.66%        2.99%       2.73%
Ratio of net investment income to average net assets        2.47%          1.90%        1.81%        1.28%        2.46%       2.39%
Ratio of net investment income to average net assets
   prior to expense limitation                              2.42%          1.85%        1.60%        0.57%        1.42%       1.61%
Portfolio turnover                                            26%            25%          34%          55%          33%         36%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $17.600        $14.290      $10.710       $7.120       $6.800      $6.520

Income from investment operations:

Net investment income(2)                                    0.163          0.191        0.135        0.050        0.126       0.117
Net realized and unrealized gain on investments
   and foreign currencies                                   1.165          3.503        3.583        3.658        0.271       0.163
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.328          3.694        3.718        3.708        0.397       0.280
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.148)             -       (0.138)      (0.118)      (0.077)          -
Net realized gain on investments                           (0.900)        (0.384)           -            -           -            -
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (1.048)        (0.384)      (0.138)      (0.118)      (0.077)          -
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $17.880        $17.600      $14.290      $10.710       $7.120      $6.800
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                             7.81%         26.47%       35.08%       52.90%        5.90%       4.29%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                   $36,871        $36,399      $16,027       $6,695       $3,050      $2,763
Ratio of expenses to average net assets                     2.64%          2.72%        2.66%        2.70%        2.70%       2.70%
Ratio of expenses to average net assets prior to
   expense limitation                                       2.64%          2.72%        2.82%        3.36%        3.69%       3.43%
Ratio of net investment income to average net assets        1.72%          1.15%        1.06%        0.53%        1.71%       1.64%
Ratio of net investment income (loss) to average net
   assets prior to expense limitation                       1.72%          1.15%        0.90%       (0.13%)       0.72%       0.91%
Portfolio turnover                                            26%            25%          34%          55%          33%         36%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes


                                                                  (continues) 21

Financial highlights

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $17.580        $14.270      $10.700       $7.110       $6.800      $6.510

Income from investment operations:

Net investment income(2)                                    0.163          0.191        0.135        0.048        0.126       0.117
Net realized and unrealized gain on investments
   and foreign currencies                                   1.165          3.503        3.573        3.660        0.261       0.173
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.328          3.694        3.708        3.708        0.387       0.290
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.148)             -       (0.138)      (0.118)      (0.077)          -
Net realized gain on investments                           (0.900)        (0.384)           -            -            -           -
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (1.048)        (0.384)      (0.138)      (0.118)      (0.077)          -
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $17.860        $17.580      $14.270      $10.700       $7.110      $6.800
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                             7.82%         26.51%       35.02%       52.97%        5.75%       4.46%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $208,637       $211,896      $50,564       $6,259       $1,391      $1,041
Ratio of expenses to average net assets                     2.64%          2.72%        2.66%        2.70%        2.70%       2.70%
Ratio of expenses to average net assets prior to
   expense limitation                                       2.64%          2.72%        2.82%        3.36%        3.69%       3.43%
Ratio of net investment income to average net assets        1.72%          1.15%        1.06%        0.53%        1.71%       1.64%
Ratio of net investment income (loss) to average net
   assets prior to expense limitation                       1.72%          1.15%        0.90%       (0.13%)       0.72%       0.91%
Portfolio turnover                                            26%            25%          34%          55%          33%         36%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $18.030        $14.610      $10.920       $7.260       $6.940      $6.630

Income from investment operations:

Net investment income(2)                                    0.256          0.349        0.256        0.134        0.199       0.188
Net realized and unrealized gain on investments
   and foreign currencies                                   1.194          3.579        3.659        3.717        0.269       0.169
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.450          3.928        3.915        3.851        0.468       0.357
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.310)        (0.124)      (0.225)      (0.191)      (0.148)     (0.047)
Net realized gain on investments                           (0.900)        (0.384)           -            -            -           -
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (1.210)        (0.508)      (0.225)      (0.191)      (0.148)     (0.047)
                                                          _______        _______      _______      _______      _______     _______
Net asset value, end of period                            $18.270        $18.030      $14.610      $10.920       $7.260      $6.940
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                             8.36%         27.73%       36.34%       54.52%        6.88%       5.40%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                  $326,733       $255,608      $63,732       $6,131       $2,753      $2,182
Ratio of expenses to average net assets                     1.64%          1.72%        1.66%        1.70%        1.70%       1.70%
Ratio of expenses to average net assets prior to
   expense limitation                                       1.64%          1.72%        1.82%        2.36%        2.69%       2.43%
Ratio of net investment income to average net assets        2.72%          2.15%        2.06%        1.53%        2.71%       2.64%
Ratio of net investment income to average net assets
   prior to expense limitation                              2.72%          2.15%        1.90%        0.87%        1.72%       1.91%
Portfolio turnover                                            26%            25%          34%          55%          33%         36%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes


                                                                  (continues) 23

Financial highlights

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $11.660        $10.810       $8.700       $6.250       $7.410      $8.340

Income (loss) from investment operations:

Net investment income(2)                                    0.048          0.120        0.156        0.113        0.143       0.146
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       1.747          1.231        2.059        2.457       (1.098)     (0.367)
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.795          1.351        2.215        2.570       (0.955)     (0.221)
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.238)        (0.016)      (0.105)      (0.120)      (0.138)     (0.188)
Net realized gain on investments                           (1.357)        (0.485)           -            -       (0.067)     (0.521)
                                                          _______        _______      _______      _______      _______     _______
Total dividends and distributions                          (1.595)        (0.501)      (0.105)      (0.120)      (0.205)     (0.709)
                                                          _______        _______      _______      _______      _______     _______
Net asset value, end of period                            $11.860        $11.660      $10.810       $8.700       $6.250      $7.410
                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                            17.11%         12.97%       25.74%       41.97%      (13.23%)     (3.09%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                   $21,975        $20,613      $16,597      $12,699       $4,839         $35
Ratio of expenses to average net assets                     1.75%          1.89%        1.50%        1.50%        1.50%       1.29%
Ratio of expenses to average net assets prior to
   expense limitation                                       1.98%          2.13%        2.21%        2.10%        2.57%       3.67%
Ratio of net investment income to average net assets        0.82%          1.06%        1.64%        1.59%        2.03%       1.87%
Ratio of net investment income (loss) to average net
   assets prior to expense limitation                       0.59%          0.82%        0.93%        0.99%        0.96%      (0.51%)
Portfolio turnover                                           240%            51%          36%          59%          24%         20%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended              9/28/01(2)
                                                           Ended        _______________________________________________       to
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02   11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $11.510        $10.740       $8.660       $6.210       $7.410      $6.920

Income (loss) from investment operations:

Net investment income (loss)(3)                             0.005          0.037        0.085        0.060        0.091      (0.003)
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       1.737          1.218        2.042        2.457       (1.100)      0.493
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.742          1.255        2.127        2.517       (1.009)      0.490
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.155)             -       (0.047)      (0.067)      (0.124)          -
Net realized gain on investments                           (1.357)        (0.485)           -            -       (0.067)          -
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (1.512)        (0.485)      (0.047)      (0.067)      (0.191)          -
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $11.740        $11.510      $10.740       $8.660       $6.210      $7.410
                                                          _______        _______      _______      _______      _______     _______

Total return(4)                                            16.73%         12.11%       24.68%       41.00%      (13.95%)      7.08%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                    $4,563         $3,483       $6,673       $6,064       $2,929         $17
Ratio of expenses to average net assets                     2.50%          2.64%        2.25%        2.25%        2.25%       2.25%
Ratio of expenses to average net assets prior to
   expense limitation                                       2.68%          2.83%        2.91%        2.80%        3.32%      13.55%
Ratio of net investment income (loss) to average
   net assets                                               0.07%          0.31%        0.89%        0.84%        1.28%      (0.03%)
Ratio of net investment income (loss) to average
   net assets prior to expense limitation                  (0.11%)         0.12%        0.23%        0.29%        0.21%     (11.33%)
Portfolio turnover                                           240%            51%          36%          59%          24%         20%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes


                                                                  (continues) 25

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended              9/28/01(2)
                                                           Ended        _______________________________________________       to
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02   11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $11.520        $10.750       $8.660       $6.210       $7.410      $6.920

Income (loss) from investment operations:

Net investment income (loss)(3)                             0.005          0.037        0.084        0.054        0.089      (0.003)
Net realized and unrealized gain (loss) on
investments and foreign currencies                          1.737          1.218        2.053        2.463       (1.098)      0.493
                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.742          1.255        2.137        2.517       (1.009)      0.490
                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.155)             -       (0.047)      (0.067)      (0.124)          -
Net realized gain on investments                           (1.357)        (0.485)           -            -       (0.067)          -
                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (1.512)        (0.485)      (0.047)      (0.067)      (0.191)          -
                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $11.750        $11.520      $10.750       $8.660       $6.210      $7.410
                                                          _______        _______      _______      _______      _______     _______

Total return(4)                                            16.71%         12.10%       24.80%       41.00%      (13.95%)      7.08%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                    $8,670         $6,380       $4,355       $1,504          $95          $4
Ratio of expenses to average net assets                     2.50%          2.64%        2.25%        2.25%        2.25%       2.25%
Ratio of expenses to average net assets prior to
   expense limitation                                       2.68%          2.83%        2.91%        2.80%        3.32%      13.55%
Ratio of net investment income (loss) to average
   net assets                                               0.07%          0.31%        0.89%        0.84%        1.28%      (0.03%)
Ratio of net investment income (loss) to average
   net assets prior to expense limitation                  (0.11%)         0.12%        0.23%        0.29%        0.21%     (11.33%)
Portfolio turnover                                           240%            51%          36%          59%          24%         20%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                         Six Months                               Year Ended
                                                           Ended        ____________________________________________________________
                                                         5/31/06(1)     11/30/05     11/30/04     11/30/03     11/30/02     11/30/01
                                                        (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                      $11.700        $10.840       $8.730       $6.260       $7.410      $8.340

Income (loss) from investment operations:

Net investment income(2)                                    0.062          0.148        0.180        0.131        0.161       0.149
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       1.751          1.237        2.053        2.476       (1.101)     (0.370)

                                                          _______        _______      _______      _______      _______     _______

Total from investment operations                            1.813          1.385        2.233        2.607       (0.940)     (0.221)

                                                          _______        _______      _______      _______      _______     _______

Less dividends and distributions from:

Net investment income                                      (0.266)        (0.040)      (0.123)      (0.137)      (0.143)     (0.188)
Net realized gain on investments                           (1.357)        (0.485)           -            -       (0.067)     (0.521)

                                                          _______        _______      _______      _______      _______     _______

Total dividends and distributions                          (1.623)        (0.525)      (0.123)      (0.137)      (0.210)     (0.709)

                                                          _______        _______      _______      _______      _______     _______

Net asset value, end of period                            $11.890        $11.700      $10.840       $8.730       $6.260      $7.410

                                                          _______        _______      _______      _______      _______     _______

Total return(3)                                            17.24%         13.28%       25.91%       42.62%      (13.03%)     (3.09%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                    $3,594         $4,576         $667         $300       $3,114      $3,579
Ratio of expenses to average net assets                     1.50%          1.64%        1.25%        1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to
   expense limitation                                       1.68%          1.83%        1.91%        1.80%        2.32%       3.42%
Ratio of net investment income to average net assets        1.07%          1.31%        1.89%        1.84%        2.28%       1.91%
Ratio of net investment income (loss) to average
   net assets prior to expense limitation                   0.89%          1.12%        1.23%        1.29%        1.21%      (0.26%)
Portfolio turnover                                           240%            51%          36%          59%          24%         20%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.



See accompanying notes

Notes to financial statements

Delaware International Funds

May 31, 2006 (Unaudited)

Delaware Group Global & International Funds (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (formerly Delaware International Small Cap Value Fund) (each, a "Fund" or collectively, the "Funds"). The Trust is an open-end investment company. Delaware International Value Equity and Delaware Global Value Funds are considered diversified under the Investment Company Act of 1940, as amended, (the "1940 Act"). Delaware Emerging Markets Fund is considered to be non-diversified under the 1940 Act. Each Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2006, Delaware Emerging Markets Fund and Delaware Global Value Fund have not commenced sales of the Class R shares.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund is to seek long-term capital appreciation.

The investment objective of Delaware Global Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund's understanding of the applicable country's tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                             Delaware International    Delaware Emerging    Delaware Global
                                Value Equity Fund         Markets Fund         Value Fund
                             ______________________    _________________    _______________

On the first $500 million            0.85%                   1.25%               0.85%
On the next $500 million             0.80%                   1.20%               0.80%
On the next $1.5 billion             0.75%                   1.15%               0.75%
In excess of $2.5 billion            0.70%                   1.10%               0.70%


On December 15, 2005, the Delaware Global Value Fund's Board of Trustees approved changes to the Fund's investment strategy. In connection with the investment strategy changes, Delaware Global Value Fund's maximum annual investment advisory fee was reduced from 1.25% to 0.85%. These changes became effective March 30, 2006.

Mondrian Investment Partners Limited ("Mondrian") currently furnishes investment sub-advisory services to the Delaware Emerging Markets Fund pursuant to a Sub-Advisory Agreement. For these services, DMC, not the Funds, pays Mondrian sub-advisory fees at an annual rate of 0.30% of the Fund's average daily net assets.

Prior to May 1, 2006, Mondrian served as sub-advisor to the Delaware International Value Equity Fund; however beginning on May 1, 2006, Delaware Management Company became responsible for day-to-day management of the Fund. For its services to the Fund during the last fiscal year, the manager paid Mondrian sub-advisory fees at an annual rate of 0.20% of average daily net assets.

Mondrian has notified DMC and Delaware Group Global & International Funds that it will resign as sub-advisor to Delaware Emerging Markets Fund. Mondrian anticipates that it will no longer serve as sub-advisor to the Delaware Emerging Markets Fund on September 24, 2006, subject to an extension by agreement between the parties. DMC has commenced a search for a replacement for Mondrian. The selection of the replacement may be subject to the approval of Delaware Emerging Markets Fund's Board of Trustees and, under certain circumstances, shareholder approval.

Prior to March 30, 2006, Mondrian served as sub-advisor to the Delaware Global Value Fund; however, beginning on March 30, 2006, Delaware Management Company became responsible for day-to-day management of the Fund. For its services to the Fund during the last fiscal year, the manager paid Mondrian sub-advisory fees at an annual rate of 0.20% of average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                   Delaware International     Delaware Global
                                                      Value Equity Fund          Value Fund
                                                   ______________________     _______________

The operating expense limitation as a percentage
   of average daily net assets (per annum)                      -                    1.68%
Expiration date                                           4/30/06                  3/31/06
Effective date                                             5/1/06                  3/30/06
The operating expense limitation as a percentage
   of average daily net assets (per annum)                  1.10%                    1.20%
Expiration date                                           4/30/07                  3/31/07


Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

                                                              (continues)     29

Notes to financial statements

Delaware International Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2007 in order to prevent distribution and service fees of Class A shares of the Delaware Emerging Markets Fund and Delaware Global Value Fund from exceeding 0.25% of each Fund's average daily net assets. DDLP has contracted to limit distribution and service fees for Delaware International Value Equity Fund through March 31, 2007 for Class R shares to no more than 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At May 31, 2006, the Funds had liabilities payable to affiliates as follows:

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________


Investment management fee payable to DMC                         $790,053                 $1,435,720              $21,864
Dividend disbursing, transfer agent, accounting and
   administration fees and other expenses payable to DSC          165,786                    223,157               10,244
Distribution fees payable to DDLP                                 308,826                    394,547               16,699
Other expenses payable to DMC and affiliates*                      64,663                     86,287                6,807

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis.
 Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.


As provided in the investment management agreement, the Funds bear the cost of certain legal services, including internal legal services provided to the Funds by DMC employees. For the six months ended May 31, 2006, the Funds were charged for internal legal services provided by DMC as follows:

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________

                                                                  $22,307                    $28,887                 $799

For the six months ended May 31, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________

                                                                  $83,043                    $33,185              $12,429


For the six months ended May 31, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________

Class A                                                           $    45                    $14,421               $   13
Class B                                                            23,659                     26,905                1,639
Class C                                                            15,146                     29,004                  436


Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended May 31, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________

Purchases                                                     $1,165,991,532              $172,437,691         $45,416,555
Sales                                                          1,062,314,208               254,795,730          47,389,500


At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________

Cost of investments                                            $1,133,908,045           $1,086,202,697        $ 38,704,159
                                                               ______________           ______________        ____________

Aggregate unrealized appreciation                              $   37,378,367           $  194,817,600        $    707,030
Aggregate unrealized depreciation                                 (90,605,711)             (41,785,870)         (1,145,702)
                                                               ______________           ______________        ____________

Net unrealized appreciation (depreciation)                     $  (53,227,344)          $  153,031,730        $   (438,672)
                                                               ______________           ______________        ____________


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sale of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and the year ended November 30, 2005 was as follows:

                                                           Ordinary        Long-Term
                                                            Income        Capital Gain         Total
                                                          __________     ______________       _______

Six months ended May 31, 2006*:

Delaware International Value Equity Fund                 $67,277,517      $254,957,525     $322,235,042
Delaware Emerging Markets Fund                            44,866,195        35,958,546       80,824,741
Delaware Global Value Fund                                   863,330         3,876,587        4,739,917


                                                           Ordinary        Long-Term
                                                            Income        Capital Gain         Total
                                                          __________     ______________       _______

Year ended November 30, 2005:

Delaware International Value Equity Fund                  $2,404,894        $5,401,788       $7,806,682
Delaware Emerging Markets Fund                             5,644,409         6,139,352       11,783,761
Delaware Global Value Fund                                    27,403         1,289,830        1,317,233

*Tax information for the six months ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.


The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________

Shares of beneficial interest                                  $1,065,095,971           $1,012,977,411         $27,866,708
Undistributed ordinary income                                      23,044,892               35,223,324           2,649,664
Undistributed long-term capital gain                               38,556,084               75,428,151           8,723,299
Unrealized appreciation (depreciation) of
   investments and foreign currencies                             (53,156,988)             152,728,251            (437,574)
                                                               ______________           ______________        ____________

Net assets                                                     $1,073,539,959           $1,276,357,137         $38,802,097
                                                               ______________           ______________        ____________


The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market of forward foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                           Delaware International     Delaware Emerging      Delaware Global
                                                              Value Equity Fund          Markets Fund           Value Fund
                                                           ______________________     _________________      _______________

Undistributed (Accumulated)
   net investment income (loss)                                      $470,460                $(242,888)            $18,332
Accumulated net realized gain (loss)                                 (470,460)                 242,888             (18,332)



                                                              (continues)     31

Notes to financial statements

Delaware International Funds

5. Capital Shares

Transactions in capital shares were as follows:

                                                  Delaware International         Delaware Emerging              Delaware Global
                                                    Value Equity Fund              Markets Fund                    Value Fund
                                                  ______________________      ________________________     _________________________

                                                  Six Months       Year         Six Months      Year        Six Months        Year
                                                    Ended         Ended           Ended         Ended         Ended          Ended
                                                   5/31/06       11/30/05        5/31/06      11/30/05       5/31/06        11/30/05

Shares sold:
   Class A                                        5,774,645     12,147,953      3,147,067    36,173,260       683,361       924,305
   Class B                                          298,167        598,282         84,050     1,269,234        87,629       268,595
   Class C                                        1,770,368      3,409,361        652,916     9,815,478       156,679       253,620
   Class R                                          113,040        103,644              -             -             -             -
   Institutional Class                            8,087,548      9,655,870      4,646,717    12,518,641        16,456       468,122

Shares issued upon reinvestment of dividends
   and distributions:
   Class A                                        9,408,188        224,429      2,362,210       441,468       214,210        65,866
   Class B                                          740,182         19,856        115,089        28,753        33,368        25,742
   Class C                                        2,659,173         37,105        677,652       104,289        75,898        18,092
   Class R                                           42,548          1,076              -             -             -             -
   Institutional Class                            6,559,309        102,088        873,760       144,514        11,206           263
                                                ___________    ___________    ___________   ___________    __________    __________

                                                 35,453,168     26,299,664     12,559,461    60,495,637     1,278,807     2,024,605
                                                ___________    ___________    ___________   ___________    __________    __________

Shares repurchased:
   Class A                                       (7,064,482)    (5,433,402)    (7,185,498)  (10,684,486)     (812,524)     (757,407)
   Class B                                         (360,496)      (885,497)      (205,598)     (351,496)      (34,758)     (612,909)
   Class C                                       (1,015,168)      (798,949)    (1,703,406)   (1,409,999)      (48,390)     (123,074)
   Class R                                          (16,013)       (28,177)             -             -             -             -
   Institutional Class                           (3,053,073)    (5,420,703)    (1,814,267)   (2,850,450)     (116,540)     (138,738)
                                                ___________    ___________    ___________   ___________    __________    __________

                                                (11,509,232)   (12,566,728)   (10,908,769)  (15,296,431)   (1,012,212)   (1,632,128)
                                                ___________    ___________    ___________   ___________    __________    __________

Net increase                                     23,943,936     13,732,936      1,650,692    45,199,206       266,595       392,477
                                                ___________    ___________    ___________   ___________    __________    __________


For the six months ended May 31, 2006 and the year ended November 30, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                            Six Months Ended                         Year Ended
                                                                5/31/06                                11/30/05

                                                 Class B      Class A                     Class B        Class A
                                                 Shares       shares         Value        shares         shares         Value
                                                ________     _________      _______      _________      _________      ________

Delaware International Value Equity Fund         92,086        91,132     $1,730,300      280,737        278,179      $4,876,931
Delaware Emerging Markets Fund                   32,658        32,084        603,743       60,885         59,847       1,004,869
Delaware Global Value Fund                        3,823         3,782         45,472       30,812         30,561         350,461


6. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments(R)
Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of May 31, 2006, or at any time during the period.

7. Foreign Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. Securities Lending

The Delaware International Value Equity Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2006, Delaware International Value Equity Fund had no securities on loan.

9. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

With the exception of the Delaware International Value Equity Fund, each Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Delaware International Value Equity Fund may invest up to 10% in such securities. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds' limitation on investments in illiquid assets. At May 31, 2006, no securities have been determined to be illiquid securities under each Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statements of Net Assets.

Other Fund information

Delaware Global and International Funds

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Global Value Fund and Delaware International Value Equity Fund and the Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Fund (each a "Fund" and collectively, the "Funds"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC") and Mondrian Investment Partners Limited ("Mondrian"), the investment advisor and sub-advisor, respectively. Information furnished specifically in connection with the Annual Meeting included materials provided by Mondrian, DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared each Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's or Mondrian's, as applicable, ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief
Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreements and Sub-Advisory Agreement, as applicable, for the Funds, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreements and Sub-Advisory Agreement, as applicable, was in the best interests of the Funds and their shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and sub-advisor and the approval of the advisory fee.

Nature, extent and quality of service. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments(R) Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with DMC's oversight of Mondrian, the current staffing of the Funds' investment advisor/sub-advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments(R) Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment performance. The Board considered the investment performance of DMC and the Funds. The Board was pleased with DMC's and Mondrian's investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Funds was shown for the past one, three, five and 10-year periods, as applicable, ended January 31, 2006. The Board noted its objective that each Fund's performance be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board's view of such performance.

Delaware Emerging Markets Fund - The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the second quartile and first quartile, respectively. The Board noted that the Fund's performance results were mixed. Despite disappointing one year returns, longer term results were strong and the Board was satisfied with the Fund's overall performance.

Delaware Global Value Fund - The Performance Universe for the Fund consisted of the Fund and all retail and institutional international small/mid-cap core funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the fourth quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the third quartile. The Board noted that the Fund's performance results were not in line with the Board's stated objective. In evaluating the Fund's performance, the Board considered the repositioning of the Fund in early 2006 from an international small cap value fund to an international small/mid-cap value fund. As part of the repositioning, management proposed, and the Board approved, modifications to the Fund's policies and strategies. At that time, a new investment team had also been assigned to assume management of the Fund. The Board was pleased with management's efforts to enhance Fund performance and expressed confidence in the new team and its philosophy and processes.

Delaware International Value Equity Fund - The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one, three and 10 year periods was in the third quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the second quartile. The Board noted that the Fund's performance results were mixed. In evaluating the Fund's performance, the Board considered the new investment team assigned to the Fund in February 2006. At that time management proposed, and the Board approved, modifications to the Fund's policies and strategies in order to take advantage of the new team's investment approach. The Board was pleased with management's efforts to enhance Fund performance and expressed confidence in the new team and its philosophy and processes.

Comparative expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of each Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, each Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. Each Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraphs summarize the expense results for the Fund and the Board's view of such expenses.

Delaware Emerging Markets Fund - The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Delaware Global Value Fund - The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund's management fee and total expenses were not in line with the Board's stated objective. In evaluating total expenses, the Board considered the recent reduction to the Fund's management fee as a result of strategy changes implemented in early 2006, fee waivers in place through March 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Delaware International Value Equity Fund - The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.


                                                              (continues)     35

Other Fund information

Delaware Global and International Funds

Management profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments(R) Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Funds and the Delaware Investments(R) Family of Funds required negotiation of reduction of fees.

Economies of scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under each Fund's management contract fell within the standard structure. With respect to Delaware Emerging Markets Fund and Delaware International Value Equity Fund, the Board also noted that each Fund's assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreements provides a sharing of benefits with the Funds and their shareholders. With respect to the Delaware Global Value Fund, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com


Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

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  accounts' 1099 information and import it directly into your 1040 tax return.
  Available only with Turbo Tax(R)Online(SM)and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our shareholder service center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE LOGO]







(566)                                                         Printed in the USA
SA-034 [5/06] CGI 7/06                                   SEMI-0606 INT'L PO11115

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

          Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Delaware Group Global & International Funds


PATRICK P. COYNE
_______________________________
By:      Patrick P. Coyne
Title:   President and Chief Executive Officer
Date:    August 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
_______________________________
By:      Patrick P. Coyne
Title:   President and Chief Executive Officer
Date:    August 3, 2006


MICHAEL P. BISHOF
_______________________________
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 3, 2006